UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06041

The Central Europe, Russia and Turkey Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

The Central Europe, Russia and Turkey Fund, Inc.

Schedule of Investments as of July 31, 2016 (Unaudited)

	Shares	Value ($)
Russia 47.7%
Common Stocks 43.8%
Commercial Banks 9.2%
Bank St Petersburg PJSC	2,180,620	1,921,998
Sberbank of Russia PJSC	2,000,000	4,203,600
Sberbank of Russia PJSC (ADR)	1,050,000	9,136,050
		15,261,648
Diversified Financial Services 1.0%
Moscow Exchange MICEX-RTS PJSC	950,000	1,628,870

Diversified Telecommunication Services 0.6%
Rostelecom PJSC	800,000	1,033,200

Food & Staples Retailing 5.7%
Magnit PJSC	38,500	5,937,505
X5 Retail Group NV (GDR) (Registered)*	159,529	3,477,732
		9,415,237
Metals & Mining 1.4%
MMC Norilsk Nickel PJSC (ADR)	165,000	2,422,200

Oil, Gas & Consumable Fuels 24.5%
Gazprom PAO (ADR)	3,583,774	14,722,144
Lukoil PJSC (ADR)†	375,000	16,218,000
Novatek OAO (GDR) (Registered)	77,000	7,684,600
Tatneft PAO (ADR)	75,000	2,118,750
		40,743,494
Wireless Telecommunication Services 1.4%
Mobile Telesystems PJSC (ADR)	260,527	2,303,059

Preferred Stocks 3.9%
Commercial Banks 1.5%
Sberbank of Russia PJSC (Cost $2,565,442)	1,600,000	2,387,840

Oil, Gas & Consumable Fuels 2.4%
AK Transneft OAO (Cost $1,906,145)	700	1,760,474
Surgutneftegas OAO (Cost $2,813,276)	4,600,000	2,265,040
		4,025,514
Total Russia (Cost $74,332,508)		79,221,062

Poland 19.0%
Common Stocks
Commercial Banks 3.3%
Bank Millennium SA*	300,000	352,470
Bank Zachodni WBK SA†	32,500	2,334,411
Powszechna Kasa Oszczednosci Bank Polski SA*	455,772	2,782,662
		5,469,543
Diversified Telecommunication Services 1.8%
Orange Polska SA	2,200,000	3,041,917

Electric Utilities 2.5%
PGE Polska Grupa Energetyczna SA	923,000	3,030,732
Tauron Polska Energia SA*	1,400,000	1,106,152
		4,136,884
Food & Staples Retailing 1.7%
Eurocash SA	210,000	2,817,454

Insurance 3.4%
Powszechny Zaklad Ubezpieczen SA	775,000	5,606,434

Media 1.4%
Cyfrowy Polsat SA*	370,000	2,237,161

	Shares	Value ($)
Metals & Mining 1.0%
KGHM Polska Miedz SA	84,846	1,709,674

Oil, Gas & Consumable Fuels 3.9%
Grupa Lotos SA*	100,000	749,320
Polski Koncern Naftowy Orlen SA	210,000	3,364,245
Polskie Gornictwo Naftowe i Gazownictwo SA†	1,700,000	2,359,294
		6,472,859
Total Poland (Cost $37,114,624)		31,491,926

Turkey 12.6%
Common Stocks
Airlines 0.8%
Turk Hava Yollari AO*†	765,000	1,322,317

Chemicals 1.5%
Gubre Fabrikalari TAS†	900,000	1,636,911
Soda Sanayii AS	568,181	776,951
		2,413,862
Commercial Banks 7.0%
Akbank TAS	1,358,008	3,496,042
Turkiye Garanti Bankasi AS	1,600,000	3,921,097
Turkiye Halk Bankasi AS	885,000	2,325,677
Turkiye Is Bankasi	1,079,748	1,660,595
Turkiye Vakiflar Bankasi TAO†	193,519	285,976
		11,689,387
Diversified Telecommunication Services 0.7%
Turk Telekomunikasyon AS	540,000	1,090,471

Gas Utilities 1.0%
Aygaz AS	450,000	1,691,073

Industrial Conglomerates 0.8%
KOC Holding AS	305,779	1,308,583

Oil, Gas & Consumable Fuels 0.8%
Tupras Turkiye Petrol Rafinerileri AS	63,083	1,346,657
Total Turkey (Cost $23,866,919)		20,862,350

Czech Republic 5.1%
Common Stocks
Commercial Banks 1.8%
Moneta Money Bank AS*	975,806	3,006,544

Electric Utilities 3.3%
CEZ AS	288,000	5,434,816
Total Czech Republic (Cost $9,153,804)		8,441,360

Hungary 3.1%
Common Stocks
Commercial Banks 1.1%
OTP Bank PLC	75,000	1,826,218

Oil, Gas & Consumable Fuels 0.6%
MOL Hungarian Oil & Gas PLC	16,607	1,041,070

Pharmaceuticals 1.4%
Richter Gedeon Nyrt	105,000	2,218,629
Total Hungary (Cost $4,227,764)		5,085,917

Austria 0.9%
Common Stocks
Commercial Banks 0.9%
Raiffeisen Bank International AG* (Cost $1,807,044)	120,000	1,583,513

	Shares	Value ($)
Kazakhstan 0.8%
Common Stocks
Metals & Mining 0.8%
GoldBridges Global Resources PLC*(Cost $1,824,443)	50,000,000	1,360,892

Securities Lending Collateral 5.3%
Daily Assets Fund "Capital Shares", 0.51% (Cost $8,757,093)(a)(b)	8,757,093	8,757,093

Cash Equivalents 10.5%
Deutsche Central Cash Management Government Fund, 0.38% (Cost $17,488,132)(b)	17,488,132	17,488,132

	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $178,572,331)**	105.0%	174,292,245
Other Assets and Liabilities, Net	(5.0%)	(8,277,203)
Net Assets	100.0%	166,015,042

*	Non-income producing security.
**	The cost for federal income tax purposes was $184,011,228. At July 31, 2016, net unrealized depreciation for all securities based on tax cost was $9,718,983. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,338,097 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,057,080.
†	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2016 amounted to $8,531,245, which is 5.1% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
PJSC: Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (c)
Russia	$79,221,062	$—	$—	$79,221,062
Poland	31,491,926	—	—	31,491,926
Turkey	20,862,350	—	—	20,862,350
Czech Republic	8,441,360	—	—	8,441,360
Hungary	5,085,917	—	—	5,085,917
Austria	1,583,513	—	—	1,583,513
Kazakhstan	1,360,892	—	—	1,360,892
Short-Term Instruments (c)	26,245,225	—	—	26,245,225
Total	$174,292,245	$—	$—	$174,292,245

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.

 (c) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe, Russia and Turkey Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016